Goodwill and Intangible Assets, net (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Goodwill and Intangible Assets, net (Details) [Line Items]
Weighting to the market approach, percentage	50.00%	25.00%
Weighted to the income approach, percentage	50.00%	75.00%
Impairment expense	$ 15.5	$ 14.4
Impairment Adjustment			$ 4.2
Amortization of Intangible Assets		5.6	$ 1.8	$ 1.3
Amortization expense for capitalized software write offs		$ 0.3
Ample Reporting Unit [Member]
Goodwill and Intangible Assets, net (Details) [Line Items]
Weighting to the market approach, percentage	25.00%	50.00%
Weighted to the income approach, percentage	75.00%	50.00%
Solo [Member]
Goodwill and Intangible Assets, net (Details) [Line Items]
Impairment of goodwill		$ 2.7